Bonds and financing (Details 3) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Bonds, 5th Issuance, Series 1
Bonds and financing
First payment after	60 months
Financials charges	CDI + 1.15% p.a.
Principal amount	R$ 100
Bonds, 5th Issuance, Series 2
Bonds and financing
First payment after	60 months
Financials charges	CDI + 1.00% p.a.
Principal amount	R$ 100
Bonds, 6th Issuance, Series 2
Bonds and financing
First payment after	60 months
Financials charges	CDI + 1.70% p.a.
Principal amount	R$ 200
Bonds, 7th Issuance
Bonds and financing
First payment after	36 months
Financials charges	CDI + 1.15% p.a.
Principal amount	R$ 378